Other financial assets (Tables)	12 Months Ended
Dec. 31, 2018
Other financial assets
Other financial assets
	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Financial assets
Non-current
Financial assets at fair value through profit or loss
Listed equity securities	1,508	—	—
Unlisted equity securities	53,964	—	—
Derivative financial instruments
Cross currency swap contracts – cash flow hedges	5,266	—	—
Other derivative financial instrument	—	—	32,894
Other financial assets
Cross currency swap contracts – cash flow hedges	—	17,598	—
Other assets
Available-for-sale financial assets	—	24,844	21,966
Current
Financial assets at fair value through profit or loss
Financial products sold by banks	41,685	—	—
Financial assets at amortized cost
Bank deposits will mature over 3 months	1,952,106	—	—
Debentures(1)	44,702	—	—
Trade and other receivables (Note 24)	837,828	616,308	645,822
Derivative financial instruments
Cross currency swap contracts – cash flow hedges	1,425	—	—
Cross currency swap contracts	1,158	—	—
Other financial assets
Cross currency swap contracts – cash flow hedges	—	4,739	—
Foreign currency forward contracts	—	2,111	—
Financial products sold by banks	—	117,928	24,931
Bank deposits will mature over 3 months	—	559,034	6,612
	2,939,642	1,342,562	732,225

(1) The credit risk on bank deposits will mature over 3 months is limited because the counterparties are banks with high credit-ratings.

(2) On July 6, 2018 and August 10, 2018, SMIC Beijing has respectively subscribed for, an amount of RMB200.0 million (approximately US$30.2 million) and RMB100.0 million (approximately US$14.6 million) out of the total issue of an aggregate principal amount of RMB500.0 million of the oriented debt financing instrument issued by Sino IC Leasing, which was recorded as financial assets at amortized cost.

Other financial liabilities

	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Financial liabilities
Non-current
Liabilities at amortized cost
Borrowings (Note 30)	1,760,763	1,743,939	1,233,594
Convertible bonds (Note 31)	418,592	403,329	395,210
Bonds payable (Note 32)	—	496,689	494,909
Medium-term notes (Note 33)	—	228,483	214,502
Derivative financial instruments
Cross currency swap contracts – cash flow hedges	15,540	—	—
Other financial liabilities
Contingent consideration(1)	11,948	—	—
Cross currency swap contracts – cash flow hedges	—	1,919	74,170
Other liabilities
Contingent consideration(1)	—	12,549	—
Long-term payables(2)	39,128	57,593	—
Current
Liabilities at amortized cost
Trade and other payables (Note 35)	964,860	1,007,424	897,606
Borrowings (Note 30)	530,005	440,608	209,174
Convertible bonds (Note 31)	—	—	391,401
Bonds payable (Note 32)	498,551	—	—
Medium-term notes (Note 33)	218,247	—	—
Short-term notes	—	—	86,493
Derivative financial instruments
Cross currency swap contracts – cash flow hedges	15,806	—	—
Other financial liabilities
Cross currency swap contracts – cash flow hedges	—	742	6,348
Foreign currency forward contracts	—	2	—
Other liabilities
Long-term payables(2)	32,263	40,627	—
	4,505,703	4,433,904	4,003,407

(1) The group had contingent consideration in respect of a potential cash compensation accrued in 2017 that may be incurred depending on the profit of Changjiang Xinke during the three years of 2017, 2018 and 2019. Contingent consideration was reclassified from other liabilities to other financial liabilities as of January 1, 2018, compliment with IFRS 9.

(2) Long-term payables for the purchased tangible and intangible assets were classified into the non-current and current liabilities respectively amounted to US$39.1 million and US$32.3 million as of December 31, 2018.

Fair value measurements recognized in the consolidated statement of financial position

		Level 1	Level 2	Level 3	Total
December 31, 2018	Valuation technique(s) and key input	USD’000	USD’000	USD’000	USD’000
Financial assets
Financial assets at fair value through profit or loss
Listed equity securities	Using quoted market prices	1,508	—	—	1,508
Unlisted equity securities	Using discounted cash flow analysis	—	—	53,964	53,964
Financial products sold by banks	Using indicated return rate provided by financial institution	—	—	2,345	2,345
Monetary funds	Using ovservable prices	—	39,340	—	39,340
Cross currency swap contracts – cash flow hedges	Using the present value of the estimated future cash flows based on observable yield curves	—	6,691	—	6,691
Cross currency swap contracts	Using forward exchange rates at the balance sheet date	—	1,158	—	1,158
		1,508	47,189	56,309	105,006
Financial liabilities at fair value
Derivative financial instruments
Cross currency swap contracts – cash flow hedges	Using the present value of the estimated future cash flows based on observable yield curves	—	31,346	—	31,346
Other financial liabilities
Contingent consideration	Using discounted cash flow analysis	—	—	11,948	11,948
		—	31,346	11,948	43,294

		Level 1	Level 2	Level 3	Total
December 31, 2017	Valuation technique(s) and key input	USD’000	USD’000	USD’000	USD’000
Financial assets measured at fair value
Short-term investment carried at fair value through profit or loss	Using indicated return rate provided by financial institution	—	—	117,928	117,928
Available-for-sale investment	Using quoted market prices	2,531	—	—	2,531
Available-for-sale investment	Using discounted cash flow analysis	—	—	20,134	20,134
Cross currency swap contracts classified as other financial assets in the statement of financial position — cash flow hedges	Using the present value of the estimated future cash flows based on observable yield curves	—	22,337	—	22,337
Foreign currency forward contracts classified as other financial assets in the statement of financial position	Using forward exchange rates at the balance sheet date	—	2,111	—	2,111
		2,531	24,448	138,062	165,041
Financial liabilities measured at fair value
Cross currency swap contracts classified as other financial liabilities in the statement of financial position — cash flow hedges	Using the present value of the estimated future cash flows based on observable yield curves	—	2,661	—	2,661
Foreign currency forward contracts classified as other financial liabilities in the statement of financial position	Using forward exchange rates at the balance sheet date	—	2	—	2
Contingent consideration	Using discounted cash flow analysis	—	—	12,549	12,549
		—	2,663	12,549	15,212

		Level 1	Level 2	Level 3	Total
December 31, 2016	Valuation technique(s) and key input	USD’000	USD’000	USD’000	USD’000
Financial assets measured at fair value
Short-term investment carried at fair value through profit or loss	Using indicated return rate provided by financial institution	—	—	24,931	24,931
Available-for-sale investment	Using quoted market prices	4,713	—	—	4,713
Available-for-sale investment	Using discounted cash flow analysis	—	—	16,067	16,067
Derivative financial instrument	Measured by Binomial Model with key assumptions including exercise multiple (75%), risk free rate of interest ((0.51%), expected volatility (24.5%) and rate of return (10%).	—	—	32,894	32,894
		4,713	—	73,892	78,605
Financial liabilities measured at fair value
Cross currency swap contracts classified as other financial liabilities in the statement of financial position — cash flow hedges	Using the present value of the estimated future cash flows based on observable yield curves	—	80,518	—	80,518